ETP Holders Payable - Schedule of Fair Market Value of the Company's ETPs (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	$ 397,243,174	$ 622,304,667
Valour AAVE SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	464,700	616,350
Valour Aerodome SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	915,631	905,243
Valour Akash SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	259,274	132,566
Valour Algorand SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	186,791	152,328
Valour Aptos EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	996	3,000
Valour Aptos SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	362,963	857,715
Valour Arweave SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	111,808	220,187
Valour Arbitrum SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	89,099	277,287
Valour ASI SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	850,219	931,407
Valour Avalanche EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	57,713	142,626
Valour BCIX STOXX USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	273,778	373,434
Valour Avalanche SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	4,369,138	9,220,824
Valour Binance EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	51,630	84,953
Valour Binance SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	564,621	1,156,463
Valour Bitcoin Carbon Neutral EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	12,468	15,575
Valour Bitcoin Physical Carbon Neutral USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	738,410	889,656
Valour Bitcoin Cash SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	37,188	83,327
Valour Bitcoin Staking SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,601,274	3,881,877
Valour Bitcoin Zero EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	12,057,201	20,476,740
Valour Bitcoin Zero SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	142,922,107	199,124,760
Valour Bittensor SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	4,166,452	4,879,220
Valour BTC Staking EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	81,331	54,774
Valour Cardano EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	78,356	201,420
Valour Cardano SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	9,631,664	23,005,260
Valour Celestia (Tia) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	50,653	50,886
Valour Chainlink SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,360,406	4,260,531
Valour Core SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	56,696	206,379
Valour Cosmos EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	5,730	5,112
Valour Cronos (Cro) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	81,992	131,790
Valour Curve DAO SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	857,979	1,391,928
Valour Digital Asset Basket 10 EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	206,403	476,270
Valour Digital Asset Basket 10 SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	848,550	1,728,809
Valour Dogecoin EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	151,903	203,516
Valour Dogecoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	3,533,352	6,295,278
Valour Ethereum Physical Staking USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	154,586	292,932
Valour Enjin EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	8,824	10,116
Valour Ethena (Ena) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	115,975	324,078
Valour Ethereum Zero EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,203,361	2,527,907
Valour Ethereum Zero SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	35,318,735	58,650,705
Valour Fantom SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	73,704	292,946
Valour Filecoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	82,425	104,428
Valour Flare SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	35,212	38,686
Valour Floki SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	25,714	30,504
Valour Four SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	4,053	10,248
Valour Hedera EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	7,753,413	1,181,185
Valour Hedera Physical Staking USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,635,356	2,431,247
Valour Hedera SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	3,671,575	4,672,437
Valour Hyperliquid (Hype) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	4,395,597	763,491
Valour ICP SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,670,343	1,938,780
Valour ICP USD [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,202,600	2,845,037
Valour Immutable SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	55,588	60,145
Valour Injective SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,670,471	1,446,640
Valour Iota SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	65,104	101,737
Valour Jupiter SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	565,821	569,432
Valour Kaspa SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	941,281	1,060,250
Valour KRG BULL BTC X2 SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	164,329	50,613
Valour KRG BULL ETH X2 SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	219,224	14,830
Valour Lido SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	116,505	290,233
Valour Litecoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	84,738	207,192
Valour Mantle (Mnt) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	67,501	253,785
Valour Mantra SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	15,354	30,117
Valour Near SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,976,823	2,479,574
Valour OKB SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	9,241	29,248
Valour Ondo (Ondo) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,014,480	614,176
Valour Optimism SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	28,927	19,050
Valour Pendle SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	194,895	338,093
Valour Pepe SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	208,805	137,595
Valour Pi (Pi) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	15,023	25,329
Valour Polkadot EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	31,613	48,121
Valour Polkadot SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,598,526	5,705,512
Valour Polygon SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	19,099	23,902
Valour PYTH SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	215,813	276,689
Valour Quant SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	123,228	70,819
Valour Render EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	33,157	36,049
Valour Render SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,556,809	2,170,348
Valour Ripple SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	21,241,475	37,594,228
Valour SEI SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	667,526	1,810,747
Valour Shiba Inu (Shib) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	44,451	51,886
Valour Short BTC SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	845,666	987,903
Valour Sky SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	36,327	37,632
Valour Solana EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	2,672,819	5,795,075
Valour Solana SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	92,059,449	169,092,078
Valour Stacks SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	8,362	9,172
Valour Starknet SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	91,018	216,327
Valour Stellar SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,352,301	724,295
Valour Story SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP		7,514
Valour Sui EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	58,464	174,515
Valour SUI SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	12,846,097	25,440,018
Valour Tether SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	174,970	128,098
Valour The Graph SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	6,480	7,459
Valour Theta SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	18,002	26,660
Valour Thorchain SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	95,397	143,906
Valour Toncoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	609,553	721,620
Valour Tron SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	151,876	99,144
Valour Uniswap EUR [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	151,055	289,717
Valour Uniswap SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	970,611	2,020,979
Valour Unus Sed Leo SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	4,556	5,265
Valour Vechain (Vet) Sek [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	37,869	52,197
Valour Virtuals SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	1,195,433	1,172,290
Valour Worldcoin SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	438,323	950,460
Valour Wormhole SEK [Member]
Schedule of Fair Market Value of ETPs [Line Items]
Fair market value of ETP	$ 82,790	$ 133,785